FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
Jun. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of August 30, 2014	$ 270
Change in fair-value (included within other expenses, net)	35
Balance as of June 30, 2015	$ 305